Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of Status of Options
	June 30, 2025
	Number of share options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding as of December 31, 2024	2,976,049	$56.91	3.43
Granted	-
Exercised	(308,480)	56.78
Forfeited	(63,188)	41.13
Outstanding as of June 30, 2025	2,604,381	$62.84	3.35
Exercisable as of June 30, 2025	2,233,487	$65.70	3.15

Schedule of Status of RSU
	June 30, 2025
	Number of RSUs and PSUs	Weighted- average grant date fair value
Outstanding as of December 31, 2024	2,308,771	$33.14
Granted	1,499,350	32.26
Vested	(588,849)	38.20
Forfeited	(402,447)	34.08
Outstanding as of June 30, 2025	2,816,825	$31.44

Schedule of Fair of Espp Weighted Average Assumptions
	Six Months Ended June,
	2025	2024
Volatility	46.15-97.6%	46.15-97.6%
Expected term in years	0.5	0.5
Risk-free interest rate	4.24-5.26%	4.24-5.26%
Estimated fair value of underlying ordinary shares	26.40-206.07	26.40-206.07
Dividend yield	0%	0%

Schedule of Stock-Based Compensation Costs
	June 30,
	2025	2024
Cost of revenue	$827	$1,177
Research and development	8,859	12,733
Sales and marketing	3,614	6,825
General and administrative	16,509	16,723
Total	$29,809	$37,458